LEASES - Schedule of Lease Liability Maturity (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 434
2025	595	$ 124
2026	592	128
2027	504	110
Thereafter	2,278
Total lease payments	4,403	371
Less Imputed Interest	(1,259)	(47)
Present value of lease liabilities	$ 3,144	$ 324	$ 781